INCOME TAXES (Deferred Tax Assets and Liabilities) (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Deferred tax assets, current:
Tax loss carry forwards		18,586	17,547
Deductible temporary differences related to:
rental expenses		4,520	3,888
pre-operating expenses		5,958	5,618
deferred revenue, current		43,876	43,075
accruals for customer reward program		5,453	1,003
others		7,402	16,411
Valuation allowance		(6,956)	(7,173)
Total deferred tax assets, current	13,023	78,839	80,369
Deferred tax assets, non-current:
Tax loss carry forwards		206,999	158,124
Deductible temporary differences related to:
rental expenses		229,432	213,389
pre-operating expenses		6,667	8,898
deferred revenue, non current		12,779	8,715
unfavorable lease related to acquisitions		83,640	91,751
impairment loss of property and equipment		36,587	42,643
others		3,761	3,051
Valuation allowance		(172,301)	(215,809)
Total deferred tax assets, non-current	67,325	407,564	310,762
Total deferred tax assets		486,403	391,131
Deferred tax liabilities, current:
Withholding tax for profit distribution of previous periods		52,155	29,439
Deferred tax liabilities, non-current:
Recognition of intangible assets related to the acquisition of Motel 168		265,400	273,986
Other taxable temporary differences		18,122	14,335
Total deferred tax liabilities, non-current	46,834	283,522	288,321
Total deferred tax liabilities		335,677	317,760